Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Schedule of Reconciliation of Combined Federal and Provincial Corporate Income Taxes
A reconciliation of combined federal and provincial corporate income taxes at the Company’s effective tax rate of
26.5
% (201
8
-
26.5
%).

	December 31, 201 9	December 31, 201 8
Net Loss before income taxes	$(41,907,079)	$(22,639,272)
Income taxes at statutory rates	$(11,105,376)	$(5,999,407)
Tax effect of expenses not deductible for income tax purposes:
Tax/FX rate changes and other adjustments	—	—
Permanent differences	(4,800,780)	(4,374,564)
Unrecognized share issue costs	(625,220)	(354,072)
Tax/foreign currency rate changes and other adjustments	93,724	—

Total tax recovery	(16,437,652)	(10,728,043)
Tax recovery not recognized	16,437,652	10,728,043

	$—	$—

Schedule of Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities result primarily
from
differences in recognition of certain timing differences that give rise to the Company’s future tax assets (liabilities) and are as follows:

	December 31, 201 9	December 31, 201 8
Non-Capital Losses	$63,740,497	$47,679,897
Qualifying Research and Development expenditures	1,493,309	1,493,309
Share issue costs and other	1,999,584	1,622,533

Total tax assets	67,233,390	50,795,739
Tax assets not recognized	(67,233,390)	(50,795,739)

Net deferred tax assets	$—	$—

Schedule of Non-Capital Losses
The Company has
non-capital
losses of approximately $
240,594,715
available to reduce future income taxes. The
non-capital
losses expire approximately as follows:

2027	$786,557
2028	169,954
2029	186,708
2030	2,003,594
2031	12,735,836
2032	7,260,729
2033	8,856,497
2034	15,819,741
2035	43,934,918
2036	28,310,254
2037	19,604,159
2038	40,255,192
2039	60,670,576

$240,594,715